Basis of preparation (Details) SFr in Thousands			3 Months Ended		12 Months Ended
	Sep. 22, 2016 CHF (SFr)	Sep. 22, 2016 USD ($)	Sep. 30, 2018 CHF (SFr)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 CHF (SFr) Offering	Dec. 31, 2018 USD ($) Offering	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Going concern [Abstract]
Company's cash position					SFr 156,462		SFr 124,377	SFr 152,210	SFr 76,522
Short-term financial assets					SFr 30,000		SFr 0
Number of public offerings | Offering					3	3
Gross proceeds received | $						$ 117,500,000
Public Offering [Member]
Going concern [Abstract]
Gross proceeds received	SFr 74,500	$ 75,900,000	SFr 116,300	$ 117,500,000	SFr 116,300	$ 117,500,000